Consolidated statement of cash flows - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities
Profit for the year	£ 3,337	£ 3,144	£ 2,772
Discontinued operations	0	0	55
Taxation	898	596	732
Share of after tax results of associates and joint ventures	(312)	(309)	(309)
Net finance charges	263	260	329
Non-operating items	(144)	0	(20)
Operating profit/(loss)	4,042	3,691	3,559
Increase in inventories	(434)	(271)	(159)
Decrease/(increase) in trade and other receivables	11	(202)	89
Increase in trade and other payables and provisions	201	314	221
Net (increase)/decrease in working capital	(222)	(159)	151
Depreciation, amortisation and impairment	374	493	361
Dividends received	168	159	223
Post employment payments less amounts included in operating profit	(121)	(108)	(111)
Other items	64	10	(6)
Adjustments to reconcile profit (loss), Total	485	554	467
Cash generated from operations	4,305	4,086	4,177
Interest received	216	167	180
Interest paid	(468)	(418)	(493)
Taxation paid	(805)	(751)	(732)
Net total of interest received, interest paid and taxation paid	(1,057)	(1,002)	(1,045)
Net cash inflow from operating activities	3,248	3,084	3,132
Cash flows from investing activities
Disposal of property, plant and equipment and computer software	32	40	46
Purchase of property, plant and equipment and computer software	(671)	(584)	(518)
Movements in loans and other investments	(1)	(17)	3
Sale of businesses and brands	426	4	(52)
Acquisition of businesses	(56)	(594)	(31)
Net cash outflow from investing activities	(270)	(1,151)	(552)
Cash flows from financing activities
Share buyback programme	(2,775)	(1,507)	0
Proceeds from issue of share capital	1	1	1
Net sale/(purchase) of own shares for share schemes	50	8	(41)
Dividends paid to non-controlling interests	(112)	(80)	(83)
Purchase of shares of non-controlling interests	(784)	0	0
Rights issue proceeds from non-controlling interests	0	26	0
Proceeds from bonds	2,766	2,612	0
Repayment of bonds	(1,168)	(1,571)	(1,234)
Net movements in other borrowings	721	(26)	414
Equity dividends paid	(1,623)	(1,581)	(1,515)
Net cash outflow from financing activities	(2,924)	(2,118)	(2,458)
Net increase/(decrease) in net cash and cash equivalents	54	(185)	122
Exchange differences	(26)	(39)	(14)
Net cash and cash equivalents at beginning of the year	693	917	809
Net cash and cash equivalents at end of the year	721	693	917
Net cash and cash equivalents consist of:
Cash and cash equivalents	932	874	1,191
Bank overdrafts	£ (211)	£ (181)	£ (274)